STOCK OPTION PLAN - SCHEDULE OF STOCK OPTIONS PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009
Shares Available for Grant
Shares added to plan			4,656,991	6,085,136
Options granted			(3,206,494)
Options granted Employees		(4,610,442)
Options granted Non Employees		(3,601,407)
Cancelled Shares		2,212,092
Options vested	7,311,996
Options vested and expected to vest	7,951,362
Ending balance	1,535,876	1,535,876	7,535,633	6,085,136	6,085,136
Number Of Shares
Options granted			3,206,494
Options granted Employees		4,610,442
Options granted Non Employees		3,601,407
Cancelled Shares		(2,202,171)
Options Exercised		(7,532,454)
Ending balance	1,683,718	1,683,718	3,206,494
Weighted Average Exercise Price
Options granted			$ 0.01
Options granted Employees		$ 0.01
Options granted Non Employees		$ 0.01
Options Exercised		$ 0.01
Ending balance	$ 0.01	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term
Ending balance	7 years	8 years	9 years 2 months 12 days